INCOME TAXES - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Income Taxes [Line Items]
Income tax rate	25.00%	25.00%	25.00%
Valuation allowance	¥ 338,964	¥ 233,191	¥ 112,256	¥ 54,574
Tax loss carryforwards	¥ 166,302
Hong Kong
Income Taxes [Line Items]
Income tax rate	16.50%
United States of America
Income Taxes [Line Items]
Income tax rate	21.00%
PRC
Income Taxes [Line Items]
Income tax rate	25.00%
Special circumstance for underpayment of income tax liability amount	¥ 100
Withholding income tax	10.00%
Delaware division of revenue
Income Taxes [Line Items]
Income tax rate	8.70%